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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
Pioneer Floating

                     Rate Trust

 NQ| August 31, 2012

Ticker Symbols:  PHD

Schedule of Investments | 8/31/2012 (unaudited)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 ASSET BACKED SECURITY -  0.0% of Net Assets

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%

 Pharmaceuticals - 0.0%

   22,202(a)(b)

 NR/NR

 Pharma VI, 5.25%, 10/15/14

 $ 22,202

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 22,202

 TOTAL ASSET BACKED SECURITY

 (Cost  $22,202)

 $ 22,202

 COLLATERALIZED LOAN OBLIGATIONS -  2.1% of Net Assets

 BANKS - 2.1%

 Diversified Banks - 0.7%

   1,000,000(b)(c)(d)

 BB+/Ba2

 Primus, Ltd., Series 2007-2A, Class D, 2.855%, 7/15/21 (144A)

 $ 734,680

   1,000,000(b)(d)

 B+/Ba2

 Rampart, Ltd., Series 2006-1A, Class D, 4.005%, 4/18/21

   751,000

   951,289(b)(d)

 CCC-/Ba3

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.927%, 2/27/21 (144A)

   724,406

 $ 2,210,086

 Thrifts & Mortgage Finance - 1.4%

   1,000,000(b)(d)

 BB+/Ba2

 ACA, Ltd., Series 2007-1A, Class D, 2.805%, 6/15/22 (144A)

 $ 778,510

   1,000,000(b)(d)

 BBB-/Ba1

 Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.195%, 8/1/22 (144A)

   815,200

   1,000,000(b)(d)

 BBB/Baa3

 Gulf Stream Sextant, Ltd., Series 2007-1A, Class D, 2.868%, 6/17/21 (144A)

   774,220

   1,000,000(b)(d)

 BB/Ba3

 Landmark CDO, Ltd., Series 2007-9A, Class E, 3.955%, 4/15/21 (144A)

   850,830

   2,000,000(b)(d)

 BB+/Baa3

 Stone Tower, Ltd., Series 2007-6A, Class C, 1.805%, 4/17/21 (144A)

   1,450,540

 $ 4,669,300

 Total Banks

 $ 6,879,386

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $6,794,760)

 $ 6,879,386

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  134.5% of Net Assets *

 AUTOMOBILES & COMPONENTS - 7.2%

 Auto Parts & Equipment - 5.1%

   2,250,000

 BB-/Ba3

 Allison Transmission Inc., Term Loan B-3, 4.25%, 8/23/19

 $ 2,248,313

   1,305,173

 BB-/Ba3

 Allison Transmission, Inc., Term Loan B-1, 2.74%, 8/7/14

   1,305,639

   837,631

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 2.178%, 12/29/14

   800,880

   427,363

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 2.178%, 12/28/15

   408,612

   2,318,197

 B+/B2

 HHI Holdings LLC, Term Loan, 7.75%, 3/21/17

   2,332,685

   3,786,808

 B+/B1

 Key Safety Systems, Inc., First Lien Term Loan, 2.584%, 3/8/14

   3,734,739

   2,194,323

 B+/B1

 Metaldyne LLC, Term Loan, 5.25%, 5/18/17

   2,203,923

   1,231,913

 B+/Ba3

 TI Group Automotive Systems LLC, Term Loan, 6.75%, 3/14/18

   1,212,664

   1,008,333

 BB/Ba2

 Tomkins LLC, Term Loan B-1, 4.25%, 9/29/16

   1,013,848

   1,108,125

 B+/Ba2

 UCI International, Inc.,(United Components) Term Loan, 5.5%, 7/26/17

   1,116,436

 $ 16,377,739

 Automobile Manufacturers - 1.1%

   3,589,246

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 6.0%, 5/24/17

 $ 3,656,993

 Tires & Rubber - 1.0%

   3,250,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Extended Second Lien Term Loan, 4.75%, 4/30/19

 $ 3,245,938

 Total Automobiles & Components

 $ 23,280,670

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 BANKS - 0.4%

 Thrifts & Mortgage Finance - 0.4%

   1,214,884

 B/B1

 Ocwen Financial Corp., Initial Term Loan, 7.0%, 9/1/16

 $ 1,222,477

 Total Banks

 $ 1,222,477

 CAPITAL GOODS - 11.8%

 Aerospace & Defense - 5.6%

   2,863,727

 B/B3

 API Technologies Corp., Term Loan, 8.75%, 6/27/16

 $ 2,869,097

   1,825,000

 BBB-/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 5.75%, 7/16/18

   1,831,844

   757,268

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Term Loan, 5.45%, 7/31/14

   757,268

   250,000

 BBB-/Ba2

 Delos Aircraft, Inc., Term Loan, 4.75%, 4/12/16

   252,656

   2,074,575

 BB+/Ba3

 Digitalglobe, Inc., Term Loan, 5.75%, 10/12/18

   2,083,220

   822,235

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

   821,207

   1,433,468

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 5.5%, 8/22/14

   1,265,036

   1,725,983

 CCC/NR

 IAP Worldwide Services, Inc., First Lien Term Loan, 9.25%, 12/30/12

   1,484,346

   625,000

 B-/B2

 PRV Aerospace LLC, Term Loan, 6.5%, 5/9/18

   625,781

   1,500,000

 B/B1

 Sequa Corp., Term Loan, 3.72%, 12/3/14

   1,496,875

   1,774,485

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 4.5%, 11/22/16

   1,738,995

   990,002

 B/B3

 Sotera Defense Solutions, Inc., Term Loan B, 7.0%, 4/21/17

   980,102

   720,053

 B/B2

 Standard Aero, Ltd., Tranche B-2 Term Loan, 5.34%, 7/31/14

   720,053

   988,246

 BB-/B1

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   981,452

 $ 17,907,932

 Building Products - 2.6%

   1,902,941

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 4.0%, 3/10/18

 $ 1,902,147

   2,712,462

 B/B2

 CPG International I Inc., Term Loan, 6.0%, 2/18/17

   2,687,033

   864,407

 B+/B1

 Custom Building Products, Inc., Term Loan, 5.75%, 3/19/15

   863,326

   1,075,113

 B+B1

 Goodman Global, Inc., First Lien Initial Term Loan, 5.75%, 10/28/16

   1,081,026

   1,745,625

 BB-/B1

 Summit Materials LLC, Term Loan, 6.0%, 1/30/19

   1,758,173

 $ 8,291,705

 Construction & Farm Machinery & Heavy Trucks - 1.7%

   2,115,450

 BB/Ba2

 Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17

 $ 2,126,890

   1,450,000

 B+/Ba2

 Navistar International Corp., Tranche B, Term Loan, 7.0%, 8/17/17

   1,460,866

   947,838

 BB/Ba2

 Terex Corp., U.S. Term Loan, 5.5%, 4/28/17

   956,724

   1,000,000

 BB-/B2

 Thyssenkrupp Waupaca, Term Loan, 8.5%, 6/29/17

   1,007,813

 $ 5,552,293

 Electrical Components & Equipment - 0.7%

   1,091,165

 B+/B1

 Scotsman Industries, Inc., Term Loan, 6.5%, 4/30/16

 $ 1,089,801

   1,225,000

 BB-/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   1,228,062

 $ 2,317,863

 Industrial Conglomerates - 0.4%

   1,242,158

 B+/B2

 Pro Mach, Inc., Term Loan, 6.25%, 7/6/17

 $ 1,232,324

 Industrial Machinery - 0.8%

   2,058,701

 B+/B1

 Schaeffler AG, USD Facility Term Loan C-2, 6.0%, 1/27/17

 $ 2,070,281

   483,889

 BB+/Ba1

 TriMas Co., LLC, Tranche B Term Loan, 4.25%, 6/21/17

   485,099

 $ 2,555,380

 Total Capital Goods

 $ 37,857,497

 COMMERCIAL  & PROFESSIONAL SERVICES - 6.4%

 Commercial Printing - 0.4%

   1,225,328

 BB-/Ba3

 Cenveo Corp., Facility Term Loan B, 6.625%, 12/21/16

 $ 1,229,412

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Diversified Commercial & Professional Services - 0.7%

   2,218,087

 B/B2

 Cydcor, Inc., First Lien Tranche B Term Loan, 9.0%, 2/5/13

 $ 2,218,087

 Diversified Support Services - 1.4%

   1,502,949

 B/B1

 InfoGroup, Inc., Term Loan B, 5.75%, 5/26/18

 $ 1,345,139

   1,162,009

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 5.0%, 5/19/17

   1,166,367

   1,872,983

 B/Ba3

 Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16

   1,861,277

 $ 4,372,783

 Environmental & Facilities Services - 1.1%

   1,097,250

 BB+/Ba1

 Convata Energy Corp., Term Loan, 4.0%, 3/28/19

 $ 1,100,337

   497,222

 BB-/B1

 Safety-Kleen Systems, Inc., Term Loan B, 5.0%, 2/21/17

   497,015

   1,300,267

 B+/B1

 Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/17

   1,301,892

   633,413

 B+/B1

 WCA Waste Corp., Term Loan, 5.5%, 3/23/18

   637,371

 $ 3,536,615

 Human Resource & Employment Services - 0.5%

   1,721,527

 BB-/Ba3

 On Assignment, Inc., Initial Term Loan B, 5.0%, 5/15/19

 $ 1,718,300

 Office Services & Supplies - 0.2%

   522,375

 BB+/Ba1

 ACCO Brands Corp., Term Loan B, 4.25%, 5/1/19

 $ 523,354

 Research & Consulting Services - 0.8%

   2,640,077

 BB/Ba3

 Wyle Services Corp., First Lien Term Loan, 5.0%, 3/26/17

 $ 2,620,276

 Security & Alarm Services - 1.3%

   1,031,938

 B+/Ba3

 Allied Security Holdings LLC, First Lien Term Loan, 5.25%, 2/3/17

 $ 1,034,517

   2,413,950

 B/Ba3

 Monitronics International, Inc., Term Loan, 5.5%, 3/23/18

   2,436,581

   831,640

 B+/B1

 Protection One, Inc., Term Loan, 5.75%, 3/21/19

   835,105

 $ 4,306,203

 Total Commercial  & Professional Services

 $ 20,525,030

 CONSUMER DURABLES & APPAREL - 3.1%

 Homebuilding - 0.1%

   1,000,000(b)(c)(e)

 NR/NR

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09

 $ 330,000

   4,500,000(b)(c)(e)

 NR/NR

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09

   22,500

 $ 352,500

 Housewares & Specialties - 2.3%

   1,492,443

 BB+/Ba1

 Jarden Corp., Tranche B Term Loan, 3.232%, 3/31/18

 $ 1,497,240

   1,455,303

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 6.25%, 1/31/19

   1,470,376

   1,563,160

 BB/Ba3

 Reynolds Group Holdings, Inc., Tranche B Term Loan, 6.5%, 2/9/18

   1,576,931

   981,795

 BB-/Ba3

 Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.5%, 8/9/18

   996,658

   1,665,825

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/2/19

   1,678,059

 $ 7,219,264

 Textiles - 0.7%

   2,375,000

 B/Ba3

 Kleopatra Aquisition Corp., (Kloeckner), Term Loan B-1, 7.75%, 12/21/16

 $ 2,383,906

 Total Consumer Durables & Apparel

 $ 9,955,670

 CONSUMER SERVICES - 11.0%

 Casinos & Gaming - 1.7%

   147,804

 BB+/Ba2

 Ameristar Casinos, Inc., Term Loan B, 4.0%, 4/16/18

 $ 148,466

   1,657,500

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 6.0%, 12/17/15

   1,675,408

   1,170,000

 B/B2

 Caesars Entertainment Operating Co., Inc., Term Loan B-4, 9.5%, 10/31/16

   1,197,605

   1,200,000

 B/B2

 Caesars Entertainment Operating Co., Inc., Term Loan B-6, 5.486%, 1/28/18

   1,057,667

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Casinos & Gaming (continued)

   28,469

 BBB-/Ba2

 Las Vegas Sands LLC, Delayed Draw I Term Loan, 2.84%, 11/23/16

   28,184

   141,647

 BBB-/Ba2

 Las Vegas Sands LLC, Tranche B Term Loan, 2.84%, 11/23/16

   139,631

   1,092,263

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Incremental Term Loan, 4.0%, 3/19/19

   1,092,604

 $ 5,339,565

 Education Services - 1.8%

   2,068,553

 B/B1

 Ascend Learning LLC, First Lien Term Loan, 5.75%, 5/23/17

 $ 2,062,089

   3,780,010

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 6.25%, 5/28/15

   3,777,647

 $ 5,839,736

 Hotels, Resorts & Cruise Lines - 0.8%

   1,750,000

 NR/NR

 Seven Sea Cruises, Inc., Term Loan B, 6.25%, 12/21/18

 $ 1,758,750

   1,041,639

 B/B3

 Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.0%, 7/16/14

   971,328

 $ 2,730,078

 Internet Software & Services - 0.3%

   1,000,000

 B/B1

 Sabre, Inc., IncrementalTerm Loan, 7.25%, 12/29/17

 $ 996,667

 Leisure Facilities - 0.9%

   1,690,826

 BB/Ba2

 Cedar Fair LP, U.S. Term Loan-1, 4.0%, 12/15/17

 $ 1,697,343

   1,150,000

 BB+/B1

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18

   1,155,237

 $ 2,852,580

 Restaurants - 4.3%

   2,273,155

 BB/Ba3

 Burger King Corp., Tranche B Term Loan, 4.5%, 10/19/16

 $ 2,285,121

   255,946

 BB-/Ba2

 DineEquity, Inc., Term Loan B-1, 5.25%, 10/19/17

   258,026

   3,963,052

 B+/B2

 Dunkin Brands, Inc., Term Loan B-2, 5.25%, 11/23/17

   3,930,852

   3,241,875

 B+/B1

 Landry's Inc., Term Loan B, 6.5%, 4/24/18

   3,280,878

   1,820,438

 B/Ba3

 NPC International, Inc., 2012 Term Loan, 5.25%, 12/28/18

   1,847,744

   2,190,000

 BB-/B1

 Wendy's International, Inc., Term Loan B, 4.75%, 5/15/19

   2,205,244

 $ 13,807,865

 Specialized Consumer Services - 1.2%

   3,811,033

 B+/B1

 Wash MultiFamily Laundry Systems LLC, Term Loan, 7.0%, 8/28/14

 $ 3,801,506

 Total Consumer Services

 $ 35,367,997

 DIVERSIFIED FINANCIALS - 1.6%

 Consumer Finance - 0.7%

   2,550,000

 CCC+/B3

 Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17

 $ 2,467,125

 Investment Banking & Brokerage - 0.2%

   548,625

 BB-/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 4.0%, 3/29/19

 $ 549,540

 Other Diversified Financial Services - 0.7%

   369,473

 B-/B3

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $ 343,610

   880,527

 B-/B3

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

   818,890

   989,394

 BB/Ba2

 Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility Term Loan B2A, 5.25%, 11/30/17

   992,795

 $ 2,155,295

 Total Diversified Financials

 $ 5,171,960

 ENERGY - 3.7%

 Coal & Consumable Fuels - 0.3%

   1,000,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.244%, 8/7/13

 $ 1,000,000

 Environmental & Facilities Services - 0.5%

   1,431,189

 NR/B3

 Aquilex Holdings LLC, Term Loan, 8.75%, 4/1/16

 $ 1,436,556

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Integrated Oil & Gas - 0.3%

   1,103,691

 BBB/Baa2

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

 $ 1,109,209

 Oil & Gas Equipment & Services - 0.7%

   2,703,489

 B-/B3

 Frac Tech Services, Term Loan, 6.25%, 5/6/16

 $ 2,390,657

 Oil & Gas Exploration & Production - 1.2%

   1,460,000

 BB-/NR

 Chesapeake Energy Corp., Term Loan, 8.5%, 12/2/17

 $ 1,466,680

   2,500,000

 NR/NR

 EP Energy LLC, Tranche B-1 Term Loan, 5.0%, 5/24/18

   2,515,625

 $ 3,982,305

 Oil & Gas Refining & Marketing - 0.5%

   1,563,904

 BB/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.25%, 3/30/18

 $ 1,567,813

 Oil & Gas Storage & Transportation - 0.2%

   498,750

 BB-/Ba3

 Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18

 $ 503,010

 Total Energy

 $ 11,989,550

 FOOD & STAPLES RETAILING - 0.7%

 Drug Retail - 0.5%

   1,585,825

 B+/B2

 Rite Aid Corp., Tranche 5 Term Loan, 4.5%, 3/3/18

 $ 1,571,455

 Food Retail - 0.2%

   623,438

 BB-/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 5.75%, 2/13/19

 $ 596,422

 Total Food & Staples Retailing

 $ 2,167,877

 FOOD, BEVERAGE & TOBACCO - 5.3%

 Packaged Foods & Meats - 5.3%

   950,000

 BB/NR

 Aramark Canada, Ltd., Extended Canadian Term Loan B, 3.711%, 7/26/16

 $ 945,250

   966,837

 BB-/Ba3

 Dean Foods Co., 2014 Tranche B Term Loan, 1.615%, 4/2/14

   961,549

   2,226,610

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 4.5%, 3/8/18

   2,202,674

   1,225,000

 NR/B2

 Heartshide Food Solutions LLC,  Term Loan A, 6.5%, 6/7/18

   1,226,531

   1,525,288

 B+/B1

 Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18

   1,530,054

   3,537,000

 B+/B1

 Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/16

   3,562,424

   2,500,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

   2,525,782

   1,352,802

 B+/Ba3

 Pinnacle Foods Finance LLC, Term Loan, 2.968%, 4/2/14

   1,352,125

   1,750,000

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche F Term Loan, 4.75%, 10/17/18

   1,745,625

   954,500

 BB-/B1

 Windsor Quality Food Co., Ltd., Tranche B Term Loan, 5.0%, 2/16/17

   940,183

 Total Food, Beverage & Tobacco

 $ 16,992,197

 HEALTH CARE EQUIPMENT & SERVICES - 17.6%

 Health Care Equipment - 1.2%

   556,378

 B+/NR

 Fenwal, Inc., Delayed Draw First Lien Term Loan, 2.672%, 2/28/14

 $ 555,161

   3,244,346

 B+/NR

 Fenwal, Inc., Initial First Lien Term Loan, 2.672%, 2/28/14

   3,237,250

 $ 3,792,411

 Health Care Equipment & Services - 1.4%

   231,413

 BBB-/Baa2

 Fresenius SE, Tranche D-1 Dollar Term Loan, 3.5%, 9/10/14

 $ 231,883

   132,189

 BBB-/Baa2

 Fresenius SE, Tranche D-2 Term Loan, 3.5%, 9/10/14

   132,437

   2,000,000

 BBB-/Ba2

 Hologic Inc., Tranche B Term Loan, 4.5%, 8/1/19

   2,016,250

   487,550

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term Loan B-1, 7.0%, 5/4/18

   493,818

   1,702,849

 BB-/B1

 Onex Carestream Finance LP, Term Loan, 5.0%, 2/25/17

   1,667,196

 $ 4,541,584

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Health Care Facilities - 5.1%

   2,320,203

 B/B1

 Ardent Medical Services, Inc., Term Loan, 6.5%, 9/15/15

 $ 2,337,605

   1,116,865

 BB/Ba3

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.961%, 1/25/17

   1,120,076

   3,471,473

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3.711%, 3/31/17

   3,431,489

   2,698,472

 BB/Ba3

 HCA, Inc., Tranche B-3 Term Loan, 3.482%, 5/1/18

   2,663,686

   1,629,375

 B/Ba3

 Iasis Healthcare LLC, Term Loan B, 5.0%, 5/3/18

   1,619,191

   2,141,131(f)

 CCC-/B2

 LifeCare Holdings, Term Loan, 8.206%, 2/1/16

   2,034,074

   2,044,350

 BB-/Ba3

 Select Medical Corp., Tranche B Term Loan, 5.5%, 6/1/18

   2,027,740

   1,143,165

 BB+/Ba2

 Universal Health Services, Inc., 2011 Tranche B Term Loan, 3.75%, 11/15/16

   1,146,013

 $ 16,379,874

 Health Care Services - 6.6%

   638,063

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 596,588

   681,440

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 7.25%, 6/1/16

   638,850

   2,210,081

 B-/B3

 CCS Medical, Inc., First Lien Term Loan, 8.25%, 3/31/15

   2,055,376

   893,142(f)

 CCC/Caa2

 CCS Medical, Inc., Second Lien Term Loan, 3.25%, 3/31/16

   674,322

   1,400,000

 BB-/Ba2

 Davita Inc., Term Loan B2, 3.0%, 8/1/19

   1,397,200

   1,483,817

 B/B1

 Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16

   1,436,520

   1,429,567

 B+/Ba3

 Inventiv Health, Inc., Consolidated Term Loan, 6.5%, 8/4/16

   1,340,219

   1,600,000

 BB-/Ba3

 MModal Inc., Term Loan B, 6.75%, 8/16/19

   1,569,000

   2,513,188

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 7.0%, 2/9/17

   2,488,056

   1,074,526

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

   1,053,035

   2,128,500

 B+/Ba3

 Rural/Metro Operating Co., LLC, First Lien Term Loan, 5.75%, 6/30/18

   2,119,454

   2,022,222

 BB-/Ba1

 Sun Healthcare Group, Inc., Term Loan, 8.75%, 10/18/16

   2,016,536

   1,339,406

 B/B1

 Surgery Center Holdings, Inc., Term Loan, 6.5%, 2/6/17

   1,332,709

   742,500

 B/Ba3

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   730,434

   2,216,250

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16

   1,900,434

 $ 21,348,733

 Health Care Supplies - 0.9%

   720,909

 BB-/Ba3

 Alere, Inc., Term Loan B, 4.75%, 6/30/17

 $ 720,909

   1,505,000

 B+/B1

 Bausch & Lomb, Inc., Parent Term Loan, 5.25%, 5/17/19

   1,512,206

   521,290

 BB/Ba3

 Butler Animal Health Supply LLC, Tranche B Term Loan, 4.5%, 12/31/15

   522,593

 $ 2,755,708

 Health Care Technology - 1.6%

   2,134,650

 BB-/Ba3

 Emdeon Inc., Term Loan B-1, 5.0%, 11/2/18

 $ 2,142,655

   1,182,224

 BB-/Ba3

 MedAssets, Inc., Term Loan, 5.25%, 11/16/16

   1,189,613

   1,110,000

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

   777,000

   99,490

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 7.75%, 1/31/17

   97,003

   818,923

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 7.75%, 1/31/17

   798,450

 $ 5,004,721

 Managed Health Care - 0.8%

   1,302,609

 B+/B1

 Aveta, Inc., MMM Facility Term Loan, 8.5%, 4/4/17

 $ 1,309,122

   1,302,609

 B+/B1

 Aveta, Inc., NAMM Facility Term Loan, 8.5%, 4/4/17

   1,309,937

 $ 2,619,059

 Total Health Care Equipment & Services

 $ 56,442,090

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 HOUSEHOLD & PERSONAL PRODUCTS - 1.8%

 Household Products - 0.9%

   1,936,381

 B/B1

 Spectrum Brands, Inc., New Term Loan, 6.25%, 6/17/16

 $ 1,946,410

   921,446

 B+/Ba3

 SRAM LLC, First Lien Term Loan, 5.75%, 6/7/18

   925,466

 $ 2,871,876

 Personal Products - 0.9%

   344,571

 BB-/Ba3

 NBTY, Inc., Term Loan B-1, 4.25%, 10/2/17

 $ 346,429

   2,450,250

 BB-/Ba3

 Revlon Consumer Products Corp., Term Loan B, 4.75%, 11/19/17

   2,449,868

 $ 2,796,297

 Total Household & Personal Products

 $ 5,668,173

 INSURANCE - 1.9%

 Insurance Brokers - 1.9%

   1,000,000

 CCC+/B3

 AmWINS Group, Inc., Second Lien, Term Loan, 10.25%, 12/6/19

 $ 997,917

   826,678

 B+/B1

 HUB International Ltd., 2017 Additional Term Loan, 6.75%, 12/13/17

   832,706

   3,886,198

 B+/B1

 HUB International, Ltd., 2017 Initial Term Loan, 4.732%, 6/13/17

   3,884,119

   486,250

 B/B1

 U.S.I. Holdings Corp., New Term Loan Series C, 7.0%, 5/5/14

   488,474

 Total Insurance

 $ 6,203,216

 MATERIALS - 9.8%

 Aluminum - 1.1%

   1,381,538

 BB-/Ba2

 Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19

 $ 1,392,762

   2,216,250

 BB-/Ba2

 Novelis, Inc., Term Loan, 4.0%, 3/10/17

   2,210,007

 $ 3,602,769

 Commodity Chemicals - 0.6%

   1,197,000

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 5.25%, 2/15/19

 $ 1,202,985

   628,571

 BBB-/Ba2

 Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 4.25%, 2/8/18

   628,179

 $ 1,831,164

 Diversified Chemicals - 1.9%

   516,097

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term Loan C, 3.211%, 10/31/16

 $ 519,415

   1,184,426

 B/B1

 General Chemical Corp., New Tranche B Term Loan, 5.75%, 10/6/15

   1,186,401

   1,246,875

 B+/B1

 Ineos US Finance LLC, Cash Dollar Term Loan, 6.5%, 5/4/18

   1,250,252

   1,876,250

 B/B1

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

   1,834,034

   1,447,950

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

   1,442,520

 $ 6,232,622

 Diversified Metals & Mining - 2.0%

   1,913,407

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17

 $ 1,899,535

   2,487,500

 B+/B2

 Preferred Proppants LLC, Initial Term Loan B, 7.5%, 12/15/16

   2,375,563

   396,001

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 4.0%, 7/26/18

   396,001

   1,039,500

 BB-/B1

 U.S. Silica Co., Term Loan, 4.75%, 6/8/17

   1,040,799

   577,772

 BB-/B1

 Walter Energy, Inc., Term Loan B, 4.0%, 4/2/18

   570,550

 $ 6,282,448

 Metal & Glass Containers - 0.6%

   192,534

 B/Ba3

 BWAY Holding Co., Replacement Term Loan B, 4.25%, 2/23/18

 $ 193,075

   19,404

 B/Ba3

 ICL Industrial Containers ULC, Replacement Term Loan C, 4.25%, 2/23/18

   19,458

   1,720,141

 B/B1

 Tank Holding Corp., Initial Term Loan, 6.75%, 7/9/19

   1,722,291

 $ 1,934,824

 Paper Packaging - 1.0%

   2,222,550

 B/B2

 Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 6.5%, 5/31/17

 $ 2,189,212

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Paper Packaging (continued)

   1,156,400

 BB/Ba1

 Sealed Air Corp., Advance Term Loan B, 4.75%, 10/3/18

   1,166,398

 $ 3,355,610

 Paper Products - 0.1%

   216,641

 BB-/Ba3

 Ranpak Corp., First Lien USD Term Loan, 4.75%, 4/20/17

 $ 217,183

 Specialty Chemicals - 2.2%

   4,000,000

 BB+/Ba1

 Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16

 $ 4,030,000

   1,836,125

 BB-/Ba2

 Harko C.V. (OM Group, Inc.), Dollar Term Loan B, 5.75%, 8/2/17

   1,849,896

   154,718

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 2.839%, 4/19/17

   153,896

   1,019,875

 BB-/Ba1

 PolyOne Corp., Term Loan B, 5.0%, 12/20/17

   1,028,799

 $ 7,062,591

 Steel - 0.3%

   896,476

 BB/B1

 JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17

 $ 902,057

 Total Materials

 $ 31,421,268

 MEDIA - 16.3%

 Advertising - 2.0%

   922,688

 B+/NR

 Acosta, Inc., Term Loan C, 5.75%, 3/1/18

 $ 926,916

   1,477,500

 B+/NR

 Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.25%, 12/18/17

   1,479,963

   3,421,338

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 5.0%, 10/9/16

   2,915,264

   1,106,007

 BB+/Baa3

 Lamar Media Corp., Term Loan B, 4.0%, 12/30/16

   1,113,150

 $ 6,435,293

 Broadcasting - 6.7%

   7,481,250

 BB-/Ba2

 Cequel Communications LLC, Term Loan, 4.0%, 2/14/19

 $ 7,477,240

   484,247

 BB-/Ba3

 Entercom Radio LLC, Term Loan B, 5.0%, 11/23/18

   487,758

   1,066,619

 BB/Caa2

 FoxCo Acquisition Sub LLC, Replacement Term Loan, 4.75%, 7/14/15

   1,068,619

   219,211

 B+/Ba3

 Hubbard Radio LLC, First Lien Term Loan, 5.25%, 4/28/17

   221,129

   1,244,845

 BB+/Ba1

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4.0%, 10/28/16

   1,251,069

   750,000

 B+/Ba3

 Thomson Reuters, Inc., Tranche B Term Loan, 6.75%, 6/6/19

   753,281

   1,762,544

 BB-/Ba3

 TWCC Holding Corp., 2011 Term Loan, 4.25%, 2/13/17

   1,772,679

   8,736,771

 B+/B2

 Univision Communications, Inc., Extended First Lien Term Loan, 4.482%, 3/31/17

   8,471,549

 $ 21,503,324

 Cable & Satellite - 5.2%

   3,323,446

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan C, 3.49%, 9/6/16

 $ 3,324,928

   982,538

 BB+/Ba1

 Charter Communications Operating LLC, Term Loan D, 4.0%, 5/15/19

   983,919

   1,000,000

 B-/Caa1

 Hargray Acquisition Co., Second Lien Term Loan, 5.744%, 1/29/15

   925,000

   1,200,000

 BB-/Ba2

 Kabel Deutschland Gmbh, Facility Term Loan F, 4.25%, 2/1/19

   1,201,219

   1,960,000

 BB-/Ba3

 MCC Iowa LLC, Tranche F Term Loan, 4.5%, 10/23/17

   1,945,300

   1,750,000

 NR/NR

 MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/1/20

   1,715,000

   3,755,000

 BB-/Ba3

 Telesat Canada, U.S. Term Loan B, 4.25%, 3/28/19

   3,756,175

   2,814,000

 B/B1

 WideOpenWest Finance LLC, Term Loan, 6.25%, 7/17/18

   2,820,157

 $ 16,671,698

 Movies & Entertainment - 1.0%

   1,417,875

 BB-/Ba2

 AMC Entertainment, Inc., Term Loan B-3, 4.75%, 2/22/18

 $ 1,422,011

   1,219,257

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/16

   1,225,353

   1,095,318

 CCC/Caa1

 Lodgenet Interactive Corp., Closing Date Term Loan, 6.5%, 4/4/14

   788,629

 $ 3,435,993

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Publishing - 1.4%

   976,923

 B/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 2.49%, 7/3/14

 $ 903,382

   962,588

 NR/B2

 Houghton Mifflin Company, Term Loan, 7.25%, 11/22/13

   978,230

   1,637,764

 BB-/Ba3

 Interactive Data Corp., Term Loan B, 4.5%, 2/11/18

   1,645,697

 EUR

   895,659(f)

 B/Ba3

 Mediannuaire Holding, Term Loan B-2, .5%, 10/10/14

   234,334

 EUR

   894,987

 B/Ba3

 Mediannuaire Holding, Term Loan C, 3.411%, 10/9/15

   239,787

   500,000

 BB-/Ba3

 MTL Publishing LLC, Term Loan B, 5.5%, 2/15/18

   504,937

 $ 4,506,367

 Total Media

 $ 52,552,675

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%

 Biotechnology - 3.5%

   2,149,200

 BB/B1

 Alkermes, Inc., First Lien Term Loan, 6.5%, 9/16/17

 $ 2,165,319

   3,038,725

 BB/B2

 Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17

   3,046,322

   1,124,855

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 6.5%, 4/8/16

   1,122,043

   154,666

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 6.5%, 4/8/16

   154,279

   1,534,748

 BB-/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 4.5%, 6/1/17

   1,542,661

   1,527,268

 BB-/B1

 HGI Holdings, Inc., Initial Term Loan, 6.75%, 10/1/16

   1,531,723

   360,612

 BBB-/Ba3

 Warner Chilcott Co., LLC, Term Loan B-2, 4.25%, 3/15/18

   359,840

   273,883

 BBB-/Ba3

 Warner Chilcott Corp., 4.25%, 3/15/18

   273,296

   721,225

 BBB-/Ba3

 Warner Chilcott Corp., Term Loan B-1, 4.25%, 3/15/18

   719,679

   495,842

 BBB-/Ba3

 WC Luxco S.a.r.l., Term Loan B-3, 4.25%, 3/15/18

   494,780

 $ 11,409,942

 Pharmaceuticals - 0.6%

   2,579,535(f)

 CCC+/NR

 Graceway Pharmaceuticals LLC, Mezzanine Loan, 0.0%, 11/1/13

 $ 7,256

   1,101,024

 B+/B2

 Medpace Intermediateco, Inc., Term Loan B, 7.25%, 6/19/17

   1,056,983

   748,125

 BBB-/Ba1

 Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 4.75%, 2/13/19

   751,866

 $ 1,816,105

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 13,226,047

 REAL ESTATE - 0.9%

 Diversified REIT's - 0.3%

   1,000,000

 BBB-/NR

 Spirit Finance Corp., Term Loan B, 3.445%, 8/1/13

 $ 973,333

 Real Estate Services - 0.6%

   990,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche C Term Loan, 3.482%, 3/4/18

 $ 988,762

   990,000

 BB/Ba1

 CB Richard Ellis Services, Inc., Incremental Tranche D Term Loan, 3.739%, 9/4/19

   988,144

 $ 1,976,906

 Total Real Estate

 $ 2,950,239

 RETAILING - 5.1%

 Apparel Retail - 1.4%

   2,421,043

 B/B2

 Gymboree Corp., Term Loan, 5.0%, 2/23/18

 $ 2,345,722

   639,285(f)

 NR/NR

 Johnny Appleseed's, Inc., First Lien Second Out Term Loan, .23%, 4/25/16

   383,571

   142,507(f)

 NR/NR

 Johnny Appleseed's, Inc., Junior Term Loan, .23%, 4/25/17

   35,627

   1,865,625

 BB/Ba3

 Lord & Taylor Holdings LLC, Term Loan, 5.75%, 1/11/19

   1,880,783

 $ 4,645,703

 Automotive Retail - 0.3%

   459,602

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 6.25%, 9/22/18

 $ 462,474

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Automotive Retail (continued)

   550,000

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche C Term Loan, 3.25%, 3/15/19

   553,163

 $ 1,015,637

 Computer & Electronics Retail - 0.6%

   1,895,850

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 1,891,110

 General Merchandise Stores - 2.2%

   2,841,135

 BBB/Ba1

 Dollar General Corp., Tranche B-1 Term Loan, 2.982%, 7/7/14

 $ 2,852,966

   4,268,478

 BBB-/Ba2

 Dollar General Corp., Tranche B-2 Term Loan, 2.982%, 7/7/14

   4,286,474

 $ 7,139,440

 Home Improvement Retail - 0.6%

   1,885,086

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5.0%, 5/31/16

 $ 1,894,511

 Total Retailing

 $ 16,586,401

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%

 Semiconductor Equipment - 1.0%

   1,956,414

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 5.75%, 5/19/18

 $ 1,927,474

   1,485,000

 BB+/Ba2

 Sensata Technology BV/Sensata Technology Finance Co., LLC, Term Loan, 4.0%, 5/12/18

   1,489,509

 $ 3,416,983

 Semiconductors - 0.8%

   2,231,323

 BB/Ba2

 Microsemi Corp., Term Loan B, 4.0%, 2/2/18

 $ 2,242,480

   314,213

 BBB-/Ba2

 Semtech Corp., Term Loan B, 4.25%, 3/20/17

   315,194

 $ 2,557,674

 Total Semiconductors & Semiconductor Equipment

 $ 5,974,657

 SOFTWARE & SERVICES - 8.7%

 Application Software - 4.4%

   1,640,612

 CCC+/B1

 Allen Systems Group, Inc., Term Loan B, 7.5%, 11/21/15

 $ 1,572,937

   1,425,028

 B+/B1

 Applied Systems, Inc., First Lien Term Loan, 5.5%, 12/8/16

   1,424,584

   1,300,000

 B+/B1

 Applied Systems, Inc., Second Lien Term Loan, 9.5%, 6/8/17

   1,300,000

   997,500

 B+/Ba3

 Lawson Software, Inc., Tranche B Term Loan, 6.25%, 4/5/18

   1,010,514

   1,561,574

 BB+/Baa2

 Nuance Communications, Inc., Term Loan C, 3.24%, 3/31/16

   1,564,991

   1,509,527

 B+/B1

 Serena Software, Inc., Extended 2016 Term Loan, 4.243%, 3/10/16

   1,483,110

   2,472,481

 B+/B1

 Verint Systems, Inc., 2011 Term Loan, 4.5%, 10/27/17

   2,471,450

   1,922,238

 B+/B1

 Vertafore, Inc., First Lien Term Loan, 5.25%, 7/29/16

   1,931,849

   1,000,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   998,750

   462,500

 B/Ba3

 Wall Street Systems Holdings, Inc., First Lien Term Loan, 6.25%, 6/20/17

   461,344

 $ 14,219,529

 Data Processing & Outsourced Services - 1.5%

   60,879

 B+/NR

 First Data Corp., 2017 Dollar Term Loan, 5.237%, 3/24/17

 $ 59,954

   802,493

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 4.237%, 3/23/18

   760,134

   1,875,000

 NR/NR

 Genpact Ltd., Term Loan B, 3.25%, 8/6/19

   1,879,688

   1,588,000

 BB+/Ba2

 Neustar, Inc., Advance Term Loan, 5.0%, 11/8/18

   1,603,880

   570,000

 BBB-/Ba2

 Vantiv LLC, Tranche B Term Loan, 3.75%, 3/27/19

   570,356

 $ 4,874,012

 Internet Software & Services - 0.1%

   395,000

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 395,494

 IT Consulting & Other Services - 1.6%

   2,000,000

 BB/Ba3

 Booz Allen Hamilton Inc., Initial Tranche B Ter Loan, 4.5%, 7/31/19

 $ 2,008,542

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 IT Consulting & Other Services (continued)

   2,944,049

 BB/NR

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.994%, 2/28/17

   2,947,730

 $ 4,956,272

 Systems Software - 1.1%

   1,251,643

 BBB-/Ba2

 Dealer Computer Services, Inc., Tranche B Term Loan, 3.75%, 4/21/18

 $ 1,251,643

   2,219,438

 NR/Ba2

 Rovi Solutions Corp., Tranche B-2 Term Loan, 4.0%, 3/29/19

   2,140,343

 $ 3,391,986

 Total Software & Services

 $ 27,837,293

 TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%

 Aerospace & Defense - 0.5%

   1,613,635

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 1,597,499

 Communications Equipment - 0.8%

   985,013

 BB/Ba3

 CommScope, Inc., Tranche 1 Term Loan, 4.25%, 1/14/18

 $ 987,469

   1,466,438

 BB-/Ba3

 TowerCo Finance LLC, Term Loan, 4.5%, 2/2/17

   1,468,271

 $ 2,455,740

 Electronic Components - 0.8%

   35,359

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-1-B, 2.482%, 10/1/14

 $ 35,221

   1,125,147

 BB+/Ba2

 Flextronics International, Ltd., Delayed Draw Term Loan A-3, 2.482%, 10/1/14

   1,120,752

   1,500,000

 B+/B2

 Generac Power Systems, Inc., Term Loan, 6.25%, 5/30/18

   1,533,750

 $ 2,689,723

 Electronic Equipment & Instruments - 0.3%

   997,475

 B+/Ba3

 Sensus USA, Inc., Term Loan, 4.75%, 5/9/17

 $ 1,000,592

 Electronic Manufacturing Services - 0.6%

   617,188

 B+/B2

 Clover Technologies Group LLC (Clover Holdings, Inc.), Term Loan, 6.75%, 5/7/18

 $ 607,930

   589,839

 NR/B2

 FCI USA, Inc., Facility Term Loan B-1, 3.716%, 11/1/13

   580,992

   589,839

 NR/B2

 FCI USA, Inc., Facility Term Loan B-5-B, 3.716%, 11/1/13

   587,627

 $ 1,776,549

 Technology Distributors - 0.4%

   1,301,813

 BB-/B1

 Excelitas Technologies Corp., New Term Loan B, 4.75%, 11/29/16

 $ 1,282,285

 Telecommunication Services - 0.5%

   1,649,568

 B/B2

 Securus Technologies Holdings, Inc., First Lien Term Loan, 6.5%, 5/31/17

 $ 1,646,132

 Total Technology Hardware & Equipment

 $ 12,448,520

 TELECOMMUNICATION SERVICES - 5.4%

 Alternative Carriers - 0.7%

 EUR

   745,314

 BB/NR

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Casema Facility Term Loan B-3, 3.122%, 3/31/17

 $ 944,375

 EUR

   257,598

 BB/NR

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Casema Facility Term Loan B-4, 3.122%, 3/31/17

   326,398

 EUR

   849,351

 BB/NR

 Amsterdamse Beheere-En Consultingmaatschappij B.V., Kabelcom Facility Term Loan B-2, 3.122%, 3/31/17

   1,076,197

 $ 2,346,970

 Application Software - 1.1%

   3,491,250

 B/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.0%, 4/3/18

 $ 3,507,250

 Integrated Telecommunication Services - 0.6%

   639,452

 B+/Ba3

 West Corp., Term Loan B-5, 5.5%, 7/15/16

 $ 641,850

   1,148,366

 BB+/Baa3

 Windstream Corp., Tranche B-2 Term Loan, 3.1%, 12/17/15

   1,146,930

 $ 1,788,780

 Wireless Telecommunication Services - 3.0%

   1,467,625

 B+/Ba3

 Crown Castle Operating Co., Tranche B Term Loan, 4.0%, 1/31/19

 $ 1,468,626

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Wireless Telecommunication Services (continued)

   5,535,965

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 4.071%, 11/3/16

   5,544,037

   691,243

 BB/Ba1

 MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.0%, 3/19/18

   690,667

   1,975,000

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 5.0%, 4/23/19

   1,975,618

 $ 9,678,948

 Total Telecommunication Services

 $ 17,321,948

 TRANSPORTATION - 3.9%

 Air Freight & Logistics - 0.6%

   300,000

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C Term Loan, 5.1%, 8/31/16

 $ 283,125

   1,200,000

 B/B1

 Ceva Group Plc, EGL Tranche B Term Loan, 5.447%, 8/31/16

   1,134,600

   521,045

 B-/B1

 Ozburn-Hessey Holding Co., LLC, First Lien Term Loan, 8.25%, 4/8/16

   489,783

 $ 1,907,508

 Airlines - 2.0%

   839,375

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 5.75%, 3/10/17

 $ 841,998

   543,125

 BB-/Ba2

 Delta Air Lines, Inc., 2009 Term Loan, 4.25%, 3/7/16

   537,694

   1,336,500

 BB-/Ba2

 Delta Air Lines, Inc., 2011 Term Loan, 5.5%, 4/20/17

   1,345,410

   246,308

 BB-/Ba3

 United Air Lines, Inc., Tranche B Term Loan, 2.25%, 2/1/14

   242,306

   3,500,000

 B+/B3

 US Airways Group, Inc., Term Loan, 2.736%, 3/21/14

   3,390,625

 $ 6,358,033

 Railroads - 0.8%

   2,493,750

 BB+/B1

 RailAmerica, Inc., Initial Term Loan, 4.0%, 3/1/19

 $ 2,495,309

 Trucking - 0.5%

   1,834,970

 BB/B1

 Swift Transportation Co., LLC, Tranche B-2 Term Loan, 5.0%, 12/21/17

 $ 1,846,248

 Total Transportation

 $ 12,607,098

 UTILITIES - 2.1%

 Electric Utilities - 0.8%

   792,952(a)(b)(c)

 CC/Ca

 GBGH LLC (US Energy), First Lien Term Loan, 4.0%, 6/9/13

 $ 71,603

   337,141(a)(b)(c)

 CC/Ca

 GBGH LLC (US Energy), Second Lien Term Loan, 2.0%, 6/9/14

   34

   3,506,137

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.741%, 10/10/17

   2,387,094

 $ 2,458,731

 Independent Power Producers & Energy Traders - 1.3%

   1,614,563

 BB+/Ba1

 AES Corp., Initial Term Loan, 4.25%, 6/1/18

 $ 1,623,309

   1,703,438

 BB-/B1

 Calpine Corp., Term Loan, 4.5%, 4/1/18

   1,711,364

   851,400

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 4.0%, 7/1/18

   854,205

 $ 4,188,878

 Total Utilities

 $ 6,647,609

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $444,969,503)

 $ 432,418,159

 CLAIMS -  0.0% of Net Assets

 TRANSPORTATION - 0.0%

 Airlines - 0.0%

   1,200,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%

 $ –

   2,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%

   –

   2,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%

   –

   2,130,600(a)(g)

 NR/NR

 Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%

   –

   1,500,000(a)(g)

 NR/NR

 Northwest Airlines, Inc., GE Claim-Escrow, 0.0%

   –

   1,264,500(a)(g)

 NR/NR

 Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%

   –

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Airlines (continued)

   1,404,900(a)(g)

 NR/NR

 Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%

   –

 Total Transportation

 $ –

 TOTAL CLAIMS

 (Cost  $0)

 $ –

 CORPORATE BONDS & NOTES -  8.5% of Net Assets

 BANKS - 0.3%

 Diversified Banks - 0.3%

   1,000,000(d)

 BBB+/Baa2

 Intesa Sanpaolo SpA, 2.831%, 2/24/14 (144A)

 $ 958,486

 Total Banks

 $ 958,486

 CAPITAL GOODS - 1.0%

 Aerospace & Defense - 0.6%

   1,850,000

 BB-/Ba3

 Spirit Aerosystems, Inc., 7.5%, 10/1/17

 $ 2,007,250

 Construction & Farm Machinery & Heavy Trucks - 0.4%

   1,000,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

 $ 1,112,500

 Total Capital Goods

 $ 3,119,750

 CONSUMER DURABLES & APPAREL - 0.3%

 Housewares & Specialties - 0.3%

   1,000,000

 BB-/Ba3

 Jarden Corp., 8.0%, 5/1/16

 $ 1,073,750

 Total Consumer Durables & Apparel

 $ 1,073,750

 DIVERSIFIED FINANCIALS - 0.6%

 Consumer Finance - 0.1%

   200,000

 BBB/Baa1

 Capital One Financial Corp., 7.375%, 5/23/14

 $ 220,818

 Other Diversified Financial Services - 0.5%

   250,000(d)

 BB/NR

 East Lane Re V Ltd., 9.086%, 3/16/16 (144A)

 $ 264,075

   500,000(d)

 BB/NR

 Lodestone Re, Ltd., 6.086%, 1/8/14 (144A)

   496,600

   500,000(d)

 BB-/NR

 Lodestone Re, Ltd., 8.336%, 5/17/13 (144A)

   502,750

   500,000(d)

 BBB-/NR

 Vita Capital V Ltd., 3.124%, 1/15/17 (144A)

   499,900

 $ 1,763,325

 Total Diversified Financials

 $ 1,984,143

 ENERGY - 1.1%

 Oil & Gas Drilling - 0.2%

   600,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 $ 663,000

 Oil & Gas Exploration & Production - 0.9%

   2,490,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $ 2,826,150

 Total Energy

 $ 3,489,150

 HEALTH CARE EQUIPMENT & SERVICES - 2.3%

 Health Care Equipment & Services - 0.3%

   950,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 1,026,000

 Health Care Facilities - 0.2%

   500,000

 BB/Ba3

 CHS/Community Health Systems, Inc., 5.125%, 8/15/18

 $ 515,625

 Health Care Supplies - 1.8%

   8,433,916(b)

 NR/NR

 Azithromycin Royalty Sub LLC, 16.0%, 5/15/19

 $ 5,903,741

 Total Health Care Equipment & Services

 $ 7,445,366

 INSURANCE - 0.3%

 Reinsurance - 0.3%

   500,000(d)

 NR/Baa1

 Combine Re, Ltd., 4.586%, 1/7/15 (144A)

 $ 511,450

   250,000(d)

 BB/NR

 Mystic Re, Ltd., 9.086%, 3/12/15 (144A)

   255,850

 Total Insurance

 $ 767,300

 MATERIALS - 1.2%

 Diversified Metals & Mining - 0.3%

   1,050,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 $ 997,500

 Paper Packaging - 0.3%

   1,000,000(d)

 B /B1

 Berry Plastics Corp., 5.205%, 2/15/15

 $ 1,000,500

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating (unaudited)

 Value

 Paper Products - 0.6%

   1,750,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $ 1,872,500

 Total Materials

 $ 3,870,500

 MEDIA - 0.3%

 Advertising - 0.3%

   936,000

 B+/B3

 MDC Partners, Inc., 11.0%, 11/1/16

 $ 1,013,220

 Total Media

 $ 1,013,220

 RETAILING - 0.6%

 Catalog Retail - 0.6%

   1,825,000

 BBB-/Ba2

 QVC, Inc., 7.5%, 10/1/19 (144A)

 $ 2,022,126

 Total Retailing

 $ 2,022,126

 TELECOMMUNICATION SERVICES - 0.0%

 Integrated Telecommunication Services - 0.0%

   6,000

 BB/Ba2

 Frontier Communications Corp., 8.25%, 5/1/14

 $ 6,607

 Total Telecommunication Services

 $ 6,607

 TRANSPORTATION - 0.5%

 Air Freight & Logistics - 0.3%

   1,000,000

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $ 885,000

 Airlines - 0.2%

   582,287

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $ 617,224

 Total Transportation

 $ 1,502,224

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $28,473,678)

 $ 27,252,622

 Shares

 Value

 COMMON STOCKS -  6.3% of Net Assets

 AUTOMOBILES & COMPONENTS - 4.8%

 Auto Parts & Equipment - 4.8%

   512,208(h)

 Delphi Automotive Plc

 $ 15,514,780

 Total Automobiles & Components

 $ 15,514,780

 CONSUMER SERVICES - 0.2%

 Leisure Facilities - 0.2%

   1,306(a)(h)

 Lake at Las Vegas A Shares

 $ 729,684

   9(a)(h)

 Lake at Las Vegas B Shares

   5,049

 $ 734,733

 Total Consumer Services

 $ 734,733

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%

 Health Care Services - 0.0%

   15,034(h)

 CCS Medical Holdings, Inc.

 $ 90,204

 Total Health Care Equipment & Services

 $ 90,204

 MEDIA - 1.2%

 Broadcasting - 0.3%

   266(h)

 New Young Broadcasting Holding Co., Inc., Class A

 $ 984,200

 Movies & Entertainment - 0.9%

   90,010(h)

 Metro-Goldwyn-Mayer, Inc.

 $ 2,874,695

 Total Media

 $ 3,858,895

 RETAILING - 0.0%

 Apparel Retail - 0.0%

   569(h)

 Johnny Appleseed's, Inc., Class A

 $ 1,423

 Total Retailing

 $ 1,423

 TELECOMMUNICATION SERVICES - 0.1%

 Alternative Carriers - 0.1%

   57,813(h)

 Clearwire Corp., Class A

 $ 92,501

 Total Telecommunication Services

 $ 92,501

 TRANSPORTATION - 0.0%

 Airlines - 0.0%

   960(h)

 Delta Air Lines, Inc.

 $ 8,304

 Total Transportation

 $ 8,304

 Shares

 Value

 UTILITIES - 0.0%

 Electric Utilities - 0.0%

   1,589(a)(b)(h)

 GBGH LLC Membership Interest

 $ 16

 Independent Power Producers - 0.0%

   6,378(h)

 GenOn Energy, Inc.

 $ 16,136

 Total Utilities

 $ 16,152

 TOTAL COMMON STOCKS

 (Cost  $15,022,308)

 $ 20,316,992

 PREFERRED STOCK -  0.5% of Net Assets

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%

 Biotechnology - 0.5%

   153,554(b)(h)

 Molecular Insight Pharmaceuticals, Inc., 0.0

 $ 1,689,094

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,689,094

 TOTAL PREFERRED STOCK

 (Cost  $1,305,209)

 $ 1,689,094

 LIQUIDATING TRUSTS -  0.0% of Net Assets

 CONSUMER SERVICES - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

   3,377,886(a)(h)(i)

 Yellowstone Mountain Club LLC, Liquidating Trust

 $ –

 Total Consumer Services

 $ –

 ENERGY - 0.0%

 Oil & Gas Exploration & Production - 0.0%

   4,995,000(a)(h)(i)

 Crusader Energy Group, Inc., Liquidating Trust

 $ –

 Total Energy

 $ –

 TOTAL LIQUIDATING TRUSTS

 (Cost  $0)

 $ –

 RIGHTS/WARRANTS -  0.9% of Net Assets

 CONSUMER SERVICES - 0.0%

 Leisure Facilities - 0.0%

   38(a)(h)

 Lake at Las Vegas C Shares, Expires 7/15/15

 $ –

   52(a)(h)

 Lake at Las Vegas D Shares, Expires 7/15/15

   –

   58(a)(h)

 Lake at Las Vegas E Shares, Expires 7/15/15

   –

   66(a)(h)

 Lake at Las Vegas F Shares, Expires 7/15/15

   –

   75(a)(h)

 Lake at Las Vegas G Shares, Expires 7/15/15

   –

 $ –

 Total Consumer Services

 $ –

 MEDIA - 0.9%

 Broadcasting - 0.9%

   721(h)

 New Young Broadcasting Holding Co., Inc., Expires 12/24/24

 $ 2,667,700

 Total Media

 $ 2,667,700

 TOTAL RIGHTS/WARRANTS

 (Cost  $1,418,145)

 $ 2,667,700

 Principal

 Amount

 Value

 TEMPORARY CASH INVESTMENTS - 3.0% - of Net Assets

 REPURCHASE AGREEMENT: 3.0%

   9,600,000

 JP Morgan Chase Bank, .2%, dated 8/31/12, repurchase price of $9,600,000 plus interest on 9/4/12 collateralized by $9,792,221 Federal National Mortgage Association, 3.0%-5.0%, 12/1/21-7/1/42.

 $ 9,600,000

 TIME DEPOSIT: 0.0%

 EUR

   5,040

 BBH Grand Cayman, -0.036%,  9/3/12

 $ 6,347

 $ 9,606,347

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $9,606,347)

   9,606,347

 Principal

 Amount

 Value

  (continued)

 TOTAL INVESTMENTS IN SECURITIES - 155.8%

 (Cost - $507,612,152) (j)

 $ 500,852,502

 OTHER ASSETS AND LIABILITIES -0.9%

 $ 3,001,117

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (56.8)%

 $ (182,469,928)

 NET ASSETS APPLICABLE TO

 COMMON SHAREHOLDERS -100.0%

 $ 321,383,691

 NR

 Security not rated by S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2012, the value of these securities amounted to $16,420,623, or 5.1% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at August 31, 2012.

 (a)

 Security is valued using fair value methods.

 (b)

Indicates a security that has been deemed as illiquid.  The aggregate cost of illiquid securities is $22,812,938.  The aggregate fair value of $14,918,576 represents 4.6% of total net assets applicable to common shareholders.

 (c)

 Security is in default and is non income producing.

 (d)

 Floating rate note.  The rate shown is the coupon rate at August 31, 2012.

 (e)

 The company and agent bank are in the process of negotiating forbearance.

 (f)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (g)

 Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.

 (h)

 Non-income producing.

 (i)

 Security represents a liquidating trust which is a vehicle which through future settlements of bankruptcy claims are dispersed to creditors.

 (x)

 At August 31, 2012, the net unrealized loss on investments based on cost for federal tax purposes of $507,612,152 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 13,953,696

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (20,713,346)

 Net unrealized loss

 $ (6,759,650)

 For financial reporting purposes net unrealized loss on investments was $6,727,315 and cost of investments aggregated  $507,612,152.

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

As of August 31, 2012, the Trust had an unfunded loan commitments amounting to $2,528,660 (excluding unrealized appreciation on this commitment of $30,995 as of August 31, 2012) which could be extended at the option of the borrower, pursuant to the following loan agreement:

 Borrower

 Principal

 Cost

 Value

 Unrealized

 Gain(Loss)

 Pelican Products, Inc., First Lien Term Loan

$
1,476,647

$
1,455,534

$
1,476,647

$
21,113

 Tronox Pigments (Netherlands) B.V., Delayed Draw Term Loan

$
171,179

$
171,429

$
171,179

$
(250
)

 BSN Medical, Facility Term Loan B-1

$
880,834

$
870,702

$
880,834

$
10,132

 Total

$
30,995

In addition, The Trust had the following bridge loan commitment outstanding at August 31, 2012

 Borrower

 Principal

 Cost

 Value

 Unrealized

 Gain(Loss)

 Par Pharmaceutical

$
1,150,000

$
1,150,000

$
1,150,000

$
-

 Total

$
-

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3. See Notes to Financial Statements - Note 1A

 Level 1

 Level 2

 Level 3

 Total

 Investments in Securities - Assets

 ASSET BACKED SECURITY

 Pharmaceuticals

$
–

$
–

$
22,202

$
22,202

 COLLATERALIZED LOAN OBLIGATIONS

–

6,879,386

–

6,879,386

 SENIOR SECURED FLOATING RATE LOAN INTERESTS

 Electric Utilities

–

2,387,094

71,637

2,458,731

     All Other

–

429,959,428

–

429,959,428

 CLAIMS

 Airlines

–

–

–

–

 CORPORATE BONDS & NOTES

–

27,252,622

–

27,252,622

 COMMON STOCKS

 Leisure Facilities

–

–

734,733

734,733

 Broadcasting

–

984,200

–

984,200

 Movies & Entertainment

–

2,874,695

–

2,874,695

 Apparel Retail

–

1,423

–

1,423

 Health Care Services

–

90,204

–

90,204

 Electric Utilities

–

–

16

16

     All Other

15,631,721

–

–

15,631,721

 PREFERRED STOCK

 Biotechnology

–

1,689,094

–

1,689,094

 LIQUIDATING TRUSTS

 Oil & Gas Exploration & Production

–

–

–

–

 Hotels, Resorts & Cruise Lines

–

–

–

–

 RIGHTS/WARRANTS

 Leisure Facilities

–

–

–

–

 Broadcasting

–

2,667,700

–

2,667,700

 TEMPORARY CASH INVESTMENTS

 TIME DEPOSIT

–

6,347

–

6,347

 REPURCHASE AGREEMENT

–

9,600,000

–

9,600,000

 Total Investments in Securities - Assets

$
15,631,721

$
484,392,193

$
828,588

$
500,852,502

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of 11/30/11

 Realized

 gain (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of 8/31/12

 Investments in Securities - Assets

 ASSET BACKED

   SECURITY

 Pharmaceuticals

$
–

$
–

$
–

$
-

$
–

$
–

$
22,202

$
–

$
22,202

 COLLATERILIZED LOAN    OBLIGATIONS

6,031,312

–

-

-

–

-

-

(6,031,112
)

–

 SENIOR SECURED     FLOATING RATE

 LOAN INTERESTS

 Oil & Gas

    Drilling

464,340

(41,128
)

33,348

19,083

(489,090
)

13,447

–

–

-

 Cable &

   Satellite

9,143,647

(12,519,921
)

11,864,075

-

(8,493,244
)

5,443

–

–

-

 Electric

   Utilities

83,697

–

(52,530
)

-

–

40,470

–

–

71,637

 CORPORATE BONDS &   NOTES

 Pharmaceuticals

15,673,871

(110,896
)

8,784,092

1,247,195

(17,357,735
)

229,623

–

(8,466,150
)

-

 COMMON STOCKS

 Oil & Gas

   Drilling

1,302

(1,302
)

-

-

-

-

–

-

-

 Leisure

   Facilities

762,990

(28,257
)

734,733

 Electric

   Utilities

16

-

-

-

-

-

–

-

16

 Total Investment

 in Securities - Assets

$
32,161,175

$
(12,673,247
)

$
20,600,728

$
1,266,278

$
(26,340,069
)

$
288,983

$
22,202

$
(14,497,262
)

$
828,588

 *  Transfers are calculated on the beginning of period value

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 08/31/12: $(80,878).

The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at August 31, 2012:

 Fair Value 8/31/2012

 Valuation Technique(s)

 Unobservable Input

 Value/Range (Weighted Average)

 Asset Backed Securities (1)

$
22,202

 Vendor Priced

n/a

n/a

 Senior Secured Floating Rate Loan Interests (2)

71,637

 Liquidation Valuation

 Liquidation Valuation

 $0.01 - $9.03 per lien

 Claims (3)

-

 Discounted Cash Flow

 Projected Cash Flow

0

 Common Stocks (4)

734,749

 Liquidation Valuation

 Projected Cash Balance

 $0.01 per share

 Liquidating Trusts (5)

-

 Discounted Cash Flow

 Projected Cash Flow

0

 Warrants (6)

-

 Liquidation Valuation

 Company Value Liquidity Discount

 $87 million 8.6%

(1) The significant unobservable input used in the fair value measurement of asset backed securities interests is the projected cash balance.

      Significant increases (decreases) in this input would result in a significantly higher (lower) fair value measurement

(2) The significant unobservable input used in the fair value measurement of senior secured floating rate loan interests is the projected cash balance.

       Significant increases (decreases) in this input would result in a significantly higher (lower) fair value measurement.

(3) The significant unobservable input used in the fair value measurement of claims is the projected cash flow. Significant increases (decreases) in this input would result in a significantly higher (lower)

(4)The significant unobservable input used in the fair value measurement of common stocks is the projected cash balance.  Significant increases

    (decreases) in this input would result in a significantly higher (lower) fair value measurement.

(5) The significant unobservable input used in the fair value measurement of liquidating trusts is the projected cash flow.  Significant increases (decreases)

      In this input would result in a significantly higher (lower)

6) The significant unobservable inputs used in the fair value measurement of warrants are the value of the company and a liquidity discount.

     Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date September 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date September 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date September 30, 2012 * Print the name and title of each signing officer under his or her signature.